JPMORGAN TRUST II

245 Park Avenue

New York, N.Y. 10167

August 25, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re: JPMorgan Trust II (the “Trust”) on behalf of:

the JPMorgan Investor Conservative Growth Fund, the JPMorgan Investor Balanced Fund, the JPMorgan Investor Growth & Income Fund and the JPMorgan Investor Growth Fund (the “Funds”)

File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 119 (Amendment No. 120 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to, among other things, include updated risk disclosure for all share classes of the Funds.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio, Esq.

Assistant Secretary

cc: Vincent DiStefano

      Division of Investment Management